[Fenwick & West LLP logo]
July 20, 2007
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	SuccessFactors, Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of SuccessFactors, Inc. (the “Company”), we are transmitting, via EDGAR, for filing pursuant to the Securities Act of 1933, a registration statement on Form S-1 relating to the proposed initial public offering of up to $125,000,000 of the Company’s shares of common stock. The Company has transmitted the required filing fee via wire transfer to the Commission’s account.
     Should you have any questions regarding this filing, please do not hesitate to contact me at (650) 335-7631 or, in my absence, William R. Schreiber at (650) 335-7855.
Very truly yours,
Fenwick & West LLP
/s/ Jeffrey R. Vetter
Jeffrey R. Vetter